Other non-current financial assets - Disclosure of Reconciliation of Other Non-Current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets, beginning balance	€ 13,313	€ 13,123
Additions	4,149	3,759
Reclassifications	(3,305)	(688)
Share of joint venture losses on loan receivable	0	(562)
Impairment charge/reversal	130	(2,390)
Exchange differences	(80)	71
Other non-current assets, ending balance	€ 14,207	€ 13,313